Cost of Revenue	6 Months Ended
Jun. 30, 2025
Cost of Revenue [Abstract]
Cost of Revenue

Note 17 — Cost of revenue

Cost of revenue primarily consists of expenses for consultants directly involved in the delivery of services to customers.

	June 30, 2025	June 30, 2024
	EUR	EUR
Cost of revenue	8,704	28,263

During the six months ended June 30, 2025 and 2024, three and two suppliers accounted for over 10% of the Company’s total cost of revenue, representing 39% and 37%, respectively. Trade payables due to these suppliers is nil as of June 30, 2025.